Working Capital Facilities (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Working Capital Facilities
Interest on revolving credit facility Beginning balance	$ 11,635	$ 3,277
Exchange difference	186	(207)
Payments made during the year	(34,184)	(11,435)
Finance cost paid	(1,543)	(1,522)
Cash drawn during the year	35,727	21,522
Interest on revolving credit facility Ending balance	$ 11,821	$ 11,635